(Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
(Loss) Earnings Per Share
20 .	(LOSS) EARNINGS PER SHARE

Basic (loss) earnings per share is computed by dividing net (loss) income available to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended December 31, 2020, 2021 and 2022:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator
Net (loss) income available to Full Truck Alliance Co. Ltd. from continuing operations	(3,470,924)	(3,654,448)	406,762
Net income available to Full Truck Alliance Co. Ltd. from discontinued operations	452	—	—
Net (loss) income available to Full Truck Alliance Co. Ltd.	(3,470,472)	(3,654,448)	406,762
Deemed dividend	(120,086)	(518,432)	—
Net (loss) income available to ordinary shareholders—basic and diluted	(3,590,558)	(4,172,880)	406,762
Denominator
Weighted average number of ordinary shares outstanding—basic	3,423,687,654	13,445,972,280	21,517,856,981
Adjustments for dilutive share options	—	—	61,759,408
Weighted average number of ordinary shares outstanding—diluted	3,423,687,654	13,445,972,280	21,579,616,389
(Loss) earnings per share—basic
Basic (loss) earnings per share—continuing operations	(1.05)	(0.31)	0.02
Basic earnings per share—discontinued operations.	0.00	—	—

(Loss) earnings per share—basic	(1.05)	(0.31)	0.02

(Loss) earnings per share—diluted
Diluted (loss) earnings per share—continuing operations	(1.05)	(0.31)	0.02
Diluted earnings per share—discontinued operations.	0.00	—	—

(Loss) earnings per share—diluted	(1.05)	(0.31)	0.02

Diluted (loss) earnings per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective year. The restricted shares and preferred shares issued by the Group’s subsidiaries and consolidated affiliates were not considered in the calculation of diluted (loss) income per share as their effect would have been anti-dilutive. The Company’s preferred shares and share options outstanding as of December 31, 2020 and 2021 were excluded from the calculation of diluted (loss) income per share as their inclusion would have been anti-dilutive:

	As of December 31,
	2020	2021	2022
Convertible redeemable preferred shares	15,033,856,835	—	—
Share options	418,452,697	428,577,773	—
Both Class A ordinary shares and Class B ordinary shares are entitled to the same dividend right, as such, this dual class share structure has no impacts to the earnings per share calculation. Basic earnings per share and diluted earnings per share are the same for each Class A ordinary share and Class B ordinary share.